RELATED PARTY TRANSACTIONS (Details Narrative)																				1 Months Ended													9 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jul. 01, 2023 USD ($) $ / shares shares	May 04, 2023 shares	Apr. 17, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 24, 2023 USD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 03, 2023 USD ($) shares	Feb. 03, 2023 USD ($) shares	Sep. 17, 2022 USD ($)	Sep. 15, 2022 USD ($) $ / shares shares	Aug. 11, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jun. 15, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	Feb. 28, 2022 shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 shares	Oct. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares	Oct. 30, 2023 $ / shares	Jun. 30, 2023 USD ($)	Dec. 09, 2022 USD ($)	Aug. 09, 2022 USD ($)	May 19, 2022 $ / shares
Investment in unconsolidated entities, net						$ 206,231														$ 206,231														$ 206,231	$ 5,063,940
Warrant exercise price | $ / shares						$ 0.0001		$ 0.001											$ 0.20	$ 0.0001	$ 0.001							$ 0.20	$ 0.20					$ 0.0001
Number of stock issued | shares																			27,000,000.0										27,000,000.0							38,300,000
Loan amount													$ 10,000,000																									$ 27,000,000.0
Warrants, granted | shares																																		818,181,819	250,000,000
Fair Value Adjustment of Warrants																					$ 109,780													$ 109,780
common stock, par value | $ / shares						$ 0.0001														$ 0.0001														$ 0.0001			$ 0.0001
Debt interest percentage						8.00%														8.00%													8.00%	8.00%
Operating Lease, Liability						$ 481,863														$ 481,863													$ 450,067	$ 481,863	$ 596,093
Consulting income																																		50,000	33,000
Liability settlement amount																																		2.0	$ 715,596
Debt maturity date													Aug. 12, 2024
Fund or to readvance						$ 1,500,000														$ 1,500,000														$ 1,500,000
Origination fee		$ 24,000
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001														$ 0.0001														$ 0.0001	$ 0.0001
Payments for Loans																																		$ 418,323
Loans Assumed																																	27,000,000.0
APB Revolving Note [Member]
Loan amount													$ 10,000,000.0
Debt interest percentage													8.00%
Fund or to readvance																																							$ 6,000,000.0
Advancing Promissory Note [Member]
Warrant exercise price | $ / shares												$ 0.033				$ 0.033	$ 0.033
Loan amount												$ 27,000,000.0				$ 27,000,000.0	$ 27,000,000.0
Loan origination fee												$ 270,000
Warrants to purchase shares | shares												818,181,819				818,181,819	818,181,819
Debt interest percentage												8.00%				8.00%	8.00%
Debt conversion, shares converted | shares												818,181,819					818,181,819
Debt maturity date												May 01, 2024
Origination fee												$ 270,000				$ 270,000	$ 270,000
Stemtech Promissory Note [Member]
Loan amount																																						1,400,000
Stemtech Promissory Note [Member] | Interest Expense [Member]
Loan amount																																						1,100,000
Stemtech Promissory Note [Member] | Note Warrant [Member]
Loan amount																																						$ 1,100,000
Decentralized Sharing Systems Inc [Member]
Liabilities Assumed																																	7,240,000
Accrued interest payable																																	239,790
Loans Assumed																																	27,000,000.0
Warrant [Member]
Warrants, granted | shares																					8,444,663													8,444,663
Common Stock [Member]
Warrant exercise price | $ / shares						$ 0.0001														$ 0.0001														$ 0.0001
Common stock shares purchase price | $ / shares																			$ 0.24						$ 0.075			$ 0.24	$ 0.24
Common Stock [Member] | Maximum [Member]
Warrant to purchase shares | shares																																				29,200,000
Decentralized Sharing Systems Inc [Member]
Number of stock issued | shares				280,528,500
Loan amount																			$ 30,000,000.0									$ 30,000,000.0	$ 30,000,000.0
Loan amount																			$ 30,000,000.0									$ 30,000,000.0	$ 30,000,000.0
Debt convertible rate																			0.20										0.20
Deemed dividend							$ 10,700,000
Warrants exchange | shares							60,000,000
Number of shares issued for services | shares							818,181,819
Payments to acquire productive assets																																		$ 108,000	$ 156,000
Liabilities Assumed																																	7,240,000
Accrued interest payable																																	240,000
Decentralized Sharing Systems Inc [Member] | Warrant [Member]
Warrant exercise price | $ / shares																			$ 0.22									$ 0.22	$ 0.22
Loan amount																			$ 30,000,000.0									$ 30,000,000.0	$ 30,000,000.0
Warrants, granted | shares																			150,000,000										150,000,000
Number of shares issued for services | shares							818,181,819
Decentralized Sharing Systems Inc [Member] | Class A And Class B Common Stock [Member]
Common stock shares purchase price | $ / shares								$ 0.021													$ 0.021
Common stock shares issued to settle | shares								26,285,714
Common stock value issued to settle								$ 552,000
Decentralized Sharing Systems Inc [Member] | Common Stock [Member]
Common stock shares purchase price | $ / shares					$ 0.0187
Common stock shares issued to settle | shares					28,877,005
Common stock value issued to settle					$ 539,806
Alset Title Company, Inc. [Member]
Purchased an office building																									$ 8,942,640
HWH International, Inc. [Member]
Warrant exercise price | $ / shares																																$ 0.15
Loan amount																																								$ 78,636
Loan amount																																$ 50,000								$ 78,635
Warrants to purchase shares | shares																																333,333
Debt conversion, shares converted | shares																																333,333
HWH World Inc [Member]
Operating Lease, Liability																																			261,835
Operating Lease, Expense																																			222,092
Lease rent																																	$ 630
Impact Biomedical Inc and Bio Health Holdings Inc [Member]
Purchase aggregate value																																			$ 111,414
Alchemist Holding, LLC [Member]
Number of stock issued | shares																															22,700,000
American Pacific Bancorp Inc [Member]
Loan amount						$ 1,430,459						$ 5,700,000				$ 5,700,000	$ 5,700,000			$ 1,430,459														$ 1,430,459
Loan amount													$ 10,000,000.0
Debt interest percentage												8.00%	8.00%			8.00%	8.00%
Monthly payaments												$ 43,897		$ 43,897		$ 43,897
Debt maturity date																Jun. 01, 2024
Proceeds from loan											$ 5,522,829				$ 5,522,829
Fund or to readvance																																							$ 6,000,000.0
Common Class A [Member]
Loan origination fee																			$ 15,000,000.0									15,000,000.0	$ 15,000,000.0
common stock, par value | $ / shares						$ 0.0001														$ 0.0001													$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Advancing Promissory Note [Member]
Loan origination fee												$ 2,700
Debt conversion, shares converted | shares												8,181,818.19
Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Number of stock issued | shares							693,194
Loan origination fee																												$ 3,000,000.0	$ 3,000,000.0
Number of shares issued for services | shares							9,452,647
Common stock issued for debt modification, shares | shares							14,854,159
Common Class A [Member] | Decentralized Sharing Systems Inc [Member] | Warrant [Member]
Warrants, granted | shares							25,000,000
Related Party [Member]
Aggregate amount						$ 167,578														$ 167,578													$ 0	$ 167,578
Related Party [Member] | HWH World Inc [Member]
Due to Related Parties, Current																																			$ 213,742
Related Party [Member] | K Beauty Research Lab. Co., Ltd [Member]
Aggregate amount																																			2,300,000
Director [Member] | Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Shares, Outstanding | shares						305,349,589														305,349,589														305,349,589
Sharing Services Global Corporation [Member] | Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Number of shares issued for services | shares						280,528,500
Related-Party Legal Claims [Member] | Alchemist Holding, LLC [Member]
Number of stock issued | shares																															15,600,000
Stock Purchase and Share Subscription Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Investment in unconsolidated entities, net																									$ 3,000,000
Warrant to purchase shares | shares																									50,000,000.0
Warrant exercise price | $ / shares																									$ 0.063
Number of common stock exchanged | shares																									50,000,000.0
Warrants and Rights Outstanding, Term																									5 years
Common stock shares purchase price | $ / shares																									$ 0.075
Deemed dividend																									$ 2,300,000
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member]
Investment in unconsolidated entities, net																														$ 3,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member] | Common Class A [Member]
Number of common stock issued | shares																														30,000,000.0
Warrant to purchase shares | shares																														10,000,000.0
Warrant exercise price | $ / shares																														$ 0.20
Number of stock issued | shares																														30,000,000.0
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Warrant to purchase shares | shares																						150,000,000
Loan amount																						$ 27,000,000.0
Common stock isssued for payment of interest | shares																			12,000,000.0										12,000,000.0
Deemed dividend																				$ 10,700,000
Warrants to purchase shares | shares																						818,181,819
common stock, par value | $ / shares																						$ 0.033
Proceeds from loan originations																						$ 27,000,000.0
Debt interest percentage																8.00%	8.00%
Debt conversion, shares converted | shares																						818,181,819
Origination fee | shares																						270,000
Business Consulting Agreement [Member]
Warrant to purchase shares | shares																								50,000,000.0
Warrant exercise price | $ / shares																								$ 0.0001
Number of shares of stock issued | shares									33,333,333	33,333,333
Accrued and unpaid service fees									$ 700,000	$ 700,000
Business Consulting Agreement [Member] | New Electric CV Corp [Member]
Monthly payaments																											$ 4,166
Business Consulting Agreement [Member] | Common Class A [Member]
Warrant exercise price | $ / shares																								$ 0.000001
Number of stock issued | shares																		50,000,000.0						50,000,000.0
Business Consulting Agreement [Member] | Related Party [Member]
Due to Related Parties, Current																								$ 60,000
Consulting Agreement [Member]
common stock, par value | $ / shares																								$ 0.07
Fair Value Adjustment of Warrants																								$ 3,500,000
Consulting expense																																		$ 3,500,000	800,000
Consulting expenses fully amortized						$ 2,900,000
Advisory Agreement [Member] | HWH World Inc [Member]
Professional Fees																										$ 10,000
Consulting income																																			76,700
Confidential Settlement Agreement [Member]
Common stock shares purchase price | $ / shares																																									$ 0.25
Sale of stock, shares issued | shares																							26,091,136
One time payment																							$ 1,043,645
Co Founders Agreement [Member]
Liability settlement amount																																		0	715,596
Repurchase of common stock																																		652,278
Sub Lease Agreement [Member]
Lease rent																																		$ 104,000	$ 105,000
Securities Purchase Agreement [Member]
common stock, par value | $ / shares			$ 0.01
common stock, par value | $ / shares			$ 0.001
Number of shares purchased | shares			1,000
Shares for a consideration			$ 10
Gross proceeds generated from the sales			711,300
Securities Purchase Agreement [Member] | Maximum [Member]
Gross proceeds generated from the sales			1,210,224
Asset Purchase Agreement [Member]
Gross proceeds generated from the sales			$ 757,641.98
Exclusive Intellectual Property Agreement [Member]
Shares for a consideration		$ 10.00
Debt Exchange Agreement [Member] | Sharing Systems Inc [Member]
Loan amount	$ 26,169,367
Number of shares of stock issued | shares	26,000
Fund or to readvance	$ 27,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Payments for Loans	$ 27,000,000.0
Dividends rate	25.00%